Annual Operating Expenses - VIPRealEstatePortfolio-InitialServiceService2PRO - VIPRealEstatePortfolio-InitialServiceService2PRO - VIP Real Estate Portfolio	Apr. 30, 2025
VIP Real Estate Portfolio - Initial Class
Operating Expenses:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%	[1]
Total annual operating expenses	0.61%
VIP Real Estate Portfolio - Service Class
Operating Expenses:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.03%	[1]
Total annual operating expenses	0.71%
VIP Real Estate Portfolio - Service Class 2
Operating Expenses:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.03%	[1]
Total annual operating expenses	0.86%

[1]	A Adjusted to reflect current fees.